TAXATION - Current and deferred components of the income tax expense (benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Current tax expense (benefit)	¥ (7,014)	$ (988)	¥ (8,765)	¥ 4,115
Deferred tax benefit	(17,559)	(2,473)	(62,141)	(10,680)
Income tax expense	¥ (24,573)	$ (3,461)	¥ (70,906)	¥ (6,565)